Earnings Per Share	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Basic earnings (loss) per common share is computed by dividing net earnings (loss) available to the common shareholders by the weighted-average number of shares of common stock outstanding during the period.
Diluted earnings (loss) per common share is computed by dividing the diluted earnings (loss) available to the common shareholders by the weighted-average number of shares of common stock and potentially dilutive shares of common stock outstanding during the period. The dilutive effect of equity awards is calculated based on the average stock price for each fiscal period, using the treasury stock method. The shares of Coherent Common Stock issuable upon conversion of the Series B Convertible Preferred Stock are calculated under the If-Converted method. For the years ended June 30, 2025, June 30, 2024 and June 30, 2023, as the Company was in a net loss position, there were no dilutive shares. For the years ended June 30, 2025, June 30, 2024 and June 30, 2023, diluted earnings (loss) per share excluded the potentially dilutive effect of the performance and restricted shares, as well as the shares of Coherent Common Stock issuable upon conversion of the Series B Convertible Preferred Stock as their effects were anti-dilutive.
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share computations for the periods presented ($000, except per share):

Year Ended June 30,	2025	2024	2023
Numerator
Net earnings (loss) attributable to Coherent Corp.	$49,364	$(156,154)	$(259,458)
Deduct Series A preferred stock dividends	—	—	(27,600)
Deduct Series B dividends and deemed dividends	(129,926)	(123,357)	(116,612)
Basic loss available to the common shareholders	$(80,562)	$(279,511)	$(403,670)

Diluted loss available to the common shareholders	$(80,562)	$(279,511)	$(403,670)

Denominator
Diluted weighted average common shares	154,755	151,642	137,578

Basic loss per common share	$(0.52)	$(1.84)	$(2.93)

Diluted loss per common share	$(0.52)	$(1.84)	$(2.93)
The following table presents potential shares of common stock excluded from the calculation of diluted net earnings (loss) per share, as their effect would have been antidilutive (in thousands of shares):

Year Ended June 30,	2025	2024	2023
Series A Mandatory Convertible Preferred Stock	—	—	10,423
Series B Convertible Preferred Stock	29,103	27,691	26,349
Common stock equivalents	4,548	2,940	2,271
Total anti-dilutive shares	33,651	30,631	39,043